OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER EXPENSES
Schedule of amounts recognized in other expenses line item of consolidated statements of income

	Year Ended December 31,
	2022	2021
Loss on disposal of property, plant and mine development (Note 9)	$8,754	$9,451
Interest income	(9,820)	(3,937)
Temporary suspension and other costs due to COVID-19	11,275	13,353
Acquisition costs (Note 5)	95,035	12,943
Environmental remediation	10,417	576
Gain on sale of exploration properties	—	(10,000)
Other costs	25,647	(68)
Total other expenses	$141,308	$22,318